F/m Opportunistic ETF
Schedule of Investments
May 31, 2025 (Unaudited)

CORPORATE BONDS - 49.1%	Par	Value
Consumer Discretionary - 5.0%
Ford Motor Co., 3.25%, 02/12/2032	$1,205,000	$994,375
VF Corp., 2.80%, 04/23/2027	1,000,000	940,089
		1,934,464

Consumer Staples - 2.6%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.50%, 01/15/2030	1,000,000	1,012,064

Energy - 8.2%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 4.49%, 05/01/2030	1,000,000	989,643
Coterra Energy Operating Co., 4.38%, 03/15/2029 (a)	263,000	247,504
Phillips 66 Partners LP
3.55%, 10/01/2026	28,000	27,209
3.75%, 03/01/2028 (a)	608,000	579,470
3.15%, 12/15/2029 (a)	365,000	333,493
Transcanada Trust, 5.88% to 08/15/2026 then 3 mo. LIBOR US + 4.64%, 08/15/2076 (b)	1,000,000	992,970
		3,170,289

Financials - 13.0%
Antares Holdings LP, 6.35%, 10/23/2029 (c)	1,050,000	1,050,463
Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	1,000,000	962,405
Blackstone Secured Lending Fund, 5.35%, 04/13/2028	1,000,000	1,002,072
First Citizens BancShares, Inc./NC, 6.76% (3 mo. Term SOFR + 2.47%), 03/15/2030	1,010,000	1,009,836
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	1,000,000	985,000
		5,009,776

Health Care - 2.6%
CVS Pass-Through Trust
7.51%, 01/10/2032 (c)	821,055	857,437
5.77%, 01/10/2033 (c)	140,907	139,566
		997,003

Industrials - 2.7%
Concentrix Corp., 6.85%, 08/02/2033	1,000,000	1,023,256

Information Technology - 2.6%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	1,125,000	997,554

Materials - 1.7%
Celanese US Holdings LLC, 6.58%, 07/15/2029 (d)	624,000	640,973

Technology - 7.9%
Dell, Inc., 6.50%, 04/15/2038	1,000,000	1,030,248
Leidos, Inc.
5.75%, 03/15/2033	1,000,000	1,027,498
5.50%, 07/01/2033	15,000	14,676
Ricoh USA, Inc., 6.75%, 12/01/2025	967,000	959,741
		3,032,163

Utilities - 2.8%
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	1,142,000	1,078,034
TOTAL CORPORATE BONDS (Cost $18,769,397)		18,895,576

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.9%	Par	Value
Chase Mortgage Finance Corp., Series 2023-1, Class A4, 6.00%, 06/25/2054 (c)(e)	790,995	797,095
Citigroup Mortgage Loan Trust, Inc., Series 2024-INV2, Class A3B, 6.50%, 06/25/2054 (c)(e)	546,364	555,627
Federal Home Loan Mortgage Corp.
Series 4635, Class GA, 3.50%, 03/15/2041	145,816	145,484
Series 5534, Class CA, 5.00%, 03/25/2052	970,192	958,523
Government National Mortgage Association, Series 2023-131, Class BT, 4.00%, 03/20/2049	1,058,475	1,037,059
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class C, 5.51%, 09/10/2038 (c)(e)	300,000	299,601
JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 4.99%, 10/25/2049 (c)(e)	343,700	345,085
Provident Funding Mortgage Trust, Series 2025-1, Class A3, 5.50%, 02/25/2055 (c)(e)	1,061,901	1,059,875
RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.50%, 06/25/2054 (c)(e)	603,972	614,022
Sequoia Mortgage Trust, Series 2024-8, Class A20, 5.50%, 09/25/2054 (c)(e)	1,137,657	1,114,059
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class A1A, 5.16% (1 mo. Term SOFR + 0.83%), 11/25/2034	318,282	308,492
Series 2005-AR2, Class 2A23, 5.20% (1 mo. Term SOFR + 0.87%), 01/25/2045	435,291	432,542
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,649,582)		7,667,464

EXCHANGE TRADED FUNDS - 17.5%	Shares	Value
F/M High Yield 100 ETF (f)	80,650	4,164,185
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (a)(f)	51,438	2,578,587
TOTAL EXCHANGE TRADED FUNDS (Cost $6,660,022)		6,742,772

ASSET-BACKED SECURITIES - 8.7%	Par	Value
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 09/15/2027 (c)	750,000	717,190
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (c)	593,725	571,024
JP Morgan Mortgage Trust, Series 2025-CES2, Class A1, 5.59%, 06/25/2055 (c)(e)	1,040,199	1,042,699
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1, 5.06% (1 mo. Term SOFR + 0.73%), 08/25/2033	585,464	578,454
SBA Depositor LLC, Series 2021-3, 2.59%, 10/15/2031 (c)	519,000	447,132
TOTAL ASSET-BACKED SECURITIES (Cost $3,340,375)		3,356,499

MORTGAGE-BACKED SECURITIES - 3.6%	Par	Value
BX Trust, Series 2024-VLT4, Class B, 6.27% (1 mo. Term SOFR + 1.94%), 07/15/2029 (c)	500,000	497,969
Extended Stay America Trust, Series 2021-ESH, Class C, 6.14% (1 mo. Term SOFR + 1.81%), 07/15/2038 (c)	892,037	892,037
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,393,875)		1,390,006

CONVERTIBLE BONDS - 0.3%	Par	Value
Financials - 0.3%
PennyMac Corp., 8.50%, 06/01/2029 (c)	135,000	131,085
TOTAL CONVERTIBLE BONDS (Cost $132,203)		131,085

SHORT-TERM INVESTMENTS - 0.1%	Units	Value
Investments Purchased with Proceeds from Securities Lending - 0.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (g)	24,263	24,263
TOTAL SHORT-TERM INVESTMENTS (Cost $24,263)		24,263

TOTAL INVESTMENTS - 99.2% (Cost $37,969,717)		$38,207,665
Other Assets in Excess of Liabilities - 0.8%		295,390
TOTAL NET ASSETS - 100.0%		$38,503,055
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $23,793.
(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $11,131,966 or 28.9% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2025.

(f)	Affiliated security as defined by the Investment Company Act of 1940.
(g)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

F/m Opportunistic ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$18,895,576	$–	$18,895,576
Collateralized Mortgage Obligations	–	7,667,464	–	7,667,464
Exchange Traded Funds	6,742,772	–	–	6,742,772
Asset-Backed Securities	–	3,356,499	–	3,356,499
Mortgage-Backed Securities	–	1,390,006	–	1,390,006
Convertible Bonds	–	131,085	–	131,085
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	24,263
Total Investments	$6,742,772	$31,440,630	$–	$38,207,665

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $24,263 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.